Discontinued Operations - Non-cash Items and Capital Expenditures (Detail) - Park and HGV spin-offs [Member] - Discontinued operations, disposed of by means other than sale, spinoff [member] - USD ($)
$ in Millions
	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization	$ 77	$ 322	$ 307	$ 265
Gain on sales of assets, net		1	143	0
Capital expenditures for property and equipment	$ 68	255	243	184
Acquisitions, net of cash acquired		0	(1,402)	0
Proceeds from asset dispositions		$ 0	$ 1,866	$ 31